Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2014
Property, plant and equipment, net
Schedule of Property, Plant and Equipment, Net
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Buildings	187,529	578,513	93,064
Leasehold improvements	44,264	14,864	2,391
Machineries	105,899	118,449	19,054
Motor vehicles	11,087	14,885	2,394
Furniture, fixtures and office equipment	27,588	35,433	5,700
Construction-in-progress	205,657	9,684	1,558
	582,024	771,828	124,161
Less: Accumulated depreciation	(113,752)	(145,196)	(23,357)
Total property, plant and equipment, net	468,272	626,632	100,804

Schedule of Depreciation Expense of Property, Plant and Equipment
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Direct costs	13,481	17,421	18,150	2,920
Research and development	3,212	2,073	1,863	300
Sales and marketing	1,803	2,805	2,611	419
General and administrative	6,240	8,954	9,820	1,580
Total depreciation expense	24,736	31,253	32,444	5,219

Schedule of interest cost incurred
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Interest cost capitalized	—	1,274	25,912	4,168
Interest cost charged to income	3,287	70,097	70,075	11,273
Total interest cost incurred	3,287	71,371	95,987	15,441